AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 2000

                                                             File No. 811 -08549
                                                            File No. 333 - 42115


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933          / /
                       POST-EFFECTIVE AMENDMENT NO. 7      /X/
                                       and
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940      / /
                                 AMENDMENT NO. 7           /X/

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code (888) 462-5386

                                William E. White,
                            c/o Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Richard W. Grant, Esq.
                            John H. Grady, Jr., Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

    It is proposed that this filing become effective (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b)
/ / on [date] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)
/ / 75 days after filing pursuant to paragraph (a)
/ / on [date] pursuant to paragraph (a) of Rule 485.

                                   BLACK OAK EMERGING
                                   TECHNOLOGY FUND

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                                   PROSPECTUS
                                   DECEMBER 1, 2000

                               INVESTMENT ADVISER:
                              OAK ASSOCIATES, LTD.
                 The Securities and Exchange Commission has not
                   approved or disapproved these securities or
                  passed upon the adequacy of this prospectus.
                     Any representation to the contrary is a
                               criminal offense.

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                                      OAK
                                   ASSOCIATES
                                     FUNDS
                             WWW.OAKASSOCIATES.COM

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                              OAK ASSOCIATES FUNDS
                       BLACK OAK EMERGING TECHNOLOGY FUND


                      SUPPLEMENT DATED DECEMBER 1, 2000 TO
                        PROSPECTUS DATED DECEMBER 1, 2000



This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.


Oak Associates Funds (the "Trust") has not yet commenced the continuous offering of shares of the Black Oak Emerging Technology Fund (the "Black Oak Fund"). The Trust will commence offering shares of the Black Oak Fund on December 29, 2000.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OAK-F-024-0100

TABLE OF CONTENTS

Principal Investment
Strategies and Risks ........................      1

Expenses ....................................      3

More Information
About Fund Investments ......................      4

Investment Adviser ..........................      4

Portfolio Managers ..........................      4

Purchasing, Selling and
Exchanging Fund Shares ......................      5

Dividends and Distributions .................      7

Taxes .......................................      7

How to Obtain More Information
About the Oak Associates Funds ..............      8


ABOUT THIS PROSPECTUS


Oak Associates Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Black Oak Emerging Technology Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

Oak Associates Funds also offers shares of the Pin Oak Aggressive Stock Fund, Red Oak Technology Select Fund, and White Oak Growth Stock Fund in a separate prospectus which is available by calling 1-888-462-5386.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE THE TABLE OF CONTENTS.


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 BLACK OAK EMERGING TECHNOLOGY FUND


FUND SUMMARY

--------------------------------------------------------------------------------
 INVESTMENT GOAL               LONG-TERM CAPITAL GROWTH
--------------------------------------------------------------------------------
 INVESTMENT FOCUS              U.S. COMMON STOCKS
--------------------------------------------------------------------------------
 SHARE PRICE VOLATILITY        HIGH
--------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT STRATEGY INVESTING IN COMMON STOCKS OF A SMALL NUMBER OF
                               "EMERGING" TECHNOLOGY COMPANIES.
--------------------------------------------------------------------------------
 INVESTOR PROFILE              INVESTORS WHO WANT SIGNIFICANT GROWTH POTENTIAL,
                               AND WHO ARE WILLING TO BEAR THE RISKS OF A
                               NON-DIVERSIFIED FUND WHICH FOCUSES ON EMERGING
                               TECHNOLOGY COMPANIES.
--------------------------------------------------------------------------------


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INVESTMENT STRATEGY OF THE BLACK OAK EMERGING TECHNOLOGY FUND

The Fund primarily invests (at least 65% of its assets) in common stocks of companies that the Adviser considers to be well positioned to become market leaders among "emerging" technology companies. Emerging technology companies are those that the Adviser believes have the potential to develop, or are expected to benefit from, new technology or significant improvements or enhancements to existing technology. Current examples of emerging technology companies include those developing, producing or distributing products or services related to computer networking; fiber optics and photonics; data storage, bandwidth enhancement, wireless and other communications technology; and high-speed voice, video and data transfer combinations. The types of companies the Adviser considers to be emerging technology companies can be expected to change over time as developments in technology occur. The Fund is "non-diversified," and the Adviser expects to hold a relatively small number of issues in the portfolio, thus increasing the importance of each such holding.

The Adviser's investment process begins with a top-down analysis of economic and industry sectors that it considers to have the best potential for emerging technology to drive long-term growth. It then focuses in on the present or potential key performers in those areas based on a highly subjective analysis of individual companies' fundamental values such as earnings growth potential and the quality of corporate management. The Adviser generally does not base stock selections on a company's size, but rather on its assessment of a company's fundamental prospects for growth. As a result, the Fund may own stocks of small to medium capitalization companies and may own stocks of newer, less-established companies of any size. The Adviser buys and holds companies for the long-term and seeks to keep portfolio turnover to a minimum. The Adviser may sell a stock if the reason for its original purchase changes or when better opportunities are available among emerging technology companies.

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PRINCIPAL RISKS OF INVESTING IN THE BLACK OAK EMERGING TECHNOLOGY FUND

Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund. An investment in the Fund may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

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                                                 OAK
                                              ASSOCIATES
                                                FUNDS

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






 BLACK OAK EMERGING TECHNOLOGY FUND



To the extent that the Fund's investments are focused in issuers conducting business in emerging technology industries, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.


The effect on the Fund of a change in the value of a single security will depend on how widely the Fund varies its holdings. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified Fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund invests in smaller capitalization companies and companies with relatively short operating histories. These companies may be more vulnerable to adverse business or economic events than larger or more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller capitalization stocks may be more volatile than those of larger companies. In addition, companies with little or no operating history may be more volatile than established companies with proven track records.

The Fund is subject to the risk that equity securities may not perform as well as other asset classes, such as fixed income securities. In addition, the Fund is subject to the risk that the securities of emerging technology issuers that the Fund purchases may under-perform other segments of the equity market as a whole.



[Graphic]

PERFORMANCE INFORMATION
There is no performance information for the Fund because it has not yet commenced operations.


1-888-462-5386

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ASSOCIATES
FUNDS

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




                                              BLACK OAK EMERGING TECHNOLOGY FUND


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FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price) ...............................      None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value) ..............................      None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and other Distributions
   (as a percentage of offering price) ...............................      None
Redemption Fee (as a percentage of amount redeemed,
   if applicable) ....................................................      None
Exchange Fee .........................................................      None

--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees .............................................    0.74%
Other Expenses .......................................................    0.46%
                                                                        --------
Total Annual Fund Operating Expenses .................................  1.20%**
Fee Waivers and Expense Reimbursements ...............................  (0.20)%
                                                                        --------
Net Expenses .........................................................   1.00%
                                                                        --------
--------------------------------------------------------------------------------
**THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE
  EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.00% FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."
**ESTIMATED.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEARS       3 YEARS
                                ------------------------------
                                     $102          $361

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                                              ASSOCIATES
                                                FUNDS

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




 BLACK OAK EMERGING TECHNOLOGY FUND


MORE INFORMATION ABOUT FUND INVESTMENTS
The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information (SAI) (for information on how to obtain an SAI, see page
8). Of course, we cannot guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives. If it invests in this manner, the Fund may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains.

INVESTMENT ADVISER
The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's respective investment program. The Board of Trustees of Oak Associates Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Oak Associates, ltd. serves as the Adviser to the Fund. As of November 1, 2000, Oak Associates, ltd. had approximately $30 billion in assets under management. The Adviser's principal place of business is 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% based on the average daily net assets of the Fund. The Adviser has contractually agreed for a period of one year from the date of the prospectus to waive all or a portion of its fee for the Fund and to reimburse expenses of the Fund in order to limit the Fund's total operating expenses to an annual rate of not more than 1.00% of average daily net assets.

PORTFOLIO MANAGERS
The Fund is co-managed by James D. Oelschlager and Thomas H. Hipp.

Mr. Oelschlager has served as President of Oak Associates, ltd. and its predecessor since 1985. He has managed the Pin Oak Aggressive Stock Fund and White Oak Growth Stock Fund and co-managed the Red Oak Technology Select Fund since inception. He has more than 31 years of investment experience. Prior to founding Oak Associates, ltd., Mr. Oelschlager served as Director of Pension Investments/Assistant Treasurer for the Firestone Tire & Rubber Company.

1-888-462-5386

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ASSOCIATES
FUNDS

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




                                              BLACK OAK EMERGING TECHNOLOGY FUND


Mr. Hipp has served as an Equity Research Analyst for Oak Associates, ltd. since 1993. He has more than 7 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES
This section tells you how to buy, sell (sometimes called "redeem") and exchange shares of the Fund.

Shares of the Fund are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
   o Mail
   o Telephone
   o Wire, or
   o Automated Clearing House (ACH).

To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call 1-888-462-5386. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "Oak Associates Funds" and include the name of the Fund on the check. The Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


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                                              ASSOCIATES
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


 BLACK OAK EMERGING TECHNOLOGY FUND


MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $2,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $50.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of the Fund automatically through regular deductions from your account in amounts of at least $25 per month.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-462-5386.

If you would like to close your account or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $2,000 because of redemptions, the Fund may redeem your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the redemption of your shares

1-888-462-5386

OAK
ASSOCIATES
FUNDS

                                              BLACK OAK EMERGING TECHNOLOGY FUND


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in our SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' written notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income annually and the Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable as ordinary income or capital gains whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

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                                              ASSOCIATES
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

                               INVESTMENT ADVISER
                              Oak Associates, ltd.

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP



More information about Oak Associates Funds, including the Black Oak Emerging Technology Fund, is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated December 1, 2000, includes detailed information about the Black Oak Emerging Technology Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports, when available, list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

     BY TELEPHONE: Call 1-888-462-5386

     BY MAIL:   Oak Associates Funds
                P.O. Box 219441
                Kansas City, Missouri 64121-9441

     BY INTERNET: www.oakassociates.com

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about Oak Associates Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Oak Associates Funds' Investment Company Act registration number is 811-08549.

1-888-462-5386

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
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OAK
ASSOCIATES
FUNDS

P.O. BOX 219441
KANSAS CITY, MO 64121-9441

For overnight mail only:
DST Systems
c/o Oak Associates Funds
330 W. 9th Street
Kansas City, MO 64105




Call Toll Free
1-888-4OAK-FUND
(1-888-462-5386)


www.oakassociates.com

                           Trust: Oak Associates Funds

                    Fund: Black Oak Emerging Technology Fund

                                December 1, 2000

                               Investment Adviser:

                              Oak Associates, ltd.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Black Oak Emerging Technology Fund (the "Fund") of Oak Associates Funds (the "Trust") and should be read in conjunction with the Trust's prospectus dated December 1, 2000. This Statement of Additional Information is incorporated by reference into the Trust's Prospectus. The Prospectus may be obtained by writing to the Trust or calling toll-free 1-888-462-5386.

                                TABLE OF CONTENTS

THE TRUST ..............................................................    S-2
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES
AND POLICIES ...........................................................    S-2
DESCRIPTION OF PERMITTED INVESTMENTS ...................................    S-4
INVESTMENT LIMITATIONS .................................................    S-10
THE ADVISER ............................................................    S-12
THE ADMINISTRATOR ......................................................    S-13
THE DISTRIBUTOR ........................................................    S-14
THE TRANSFER AGENT .....................................................    S-14
THE CUSTODIAN ..........................................................    S-15
INDEPENDENT PUBLIC ACCOUNTANTS .........................................    S-15
LEGAL COUNSEL ..........................................................    S-15
TRUSTEES AND OFFICERS OF THE TRUST .....................................    S-15
CALCULATION OF TOTAL RETURN ............................................    S-17
PURCHASING SHARES ......................................................    S-17
REDEEMING SHARES .......................................................    S-17
DETERMINATION OF NET ASSET VALUE .......................................    S-18
TAXES ..................................................................    S-18
FUND TRANSACTIONS ......................................................    S-22
DESCRIPTION OF SHARES ..................................................    S-23
SHAREHOLDER LIABILITY ..................................................    S-23
LIMITATION OF TRUSTEES' LIABILITY ......................................    S-24
CODE OF ETHICS .........................................................    S-24
APPENDIX ...............................................................    A-1

                                    THE TRUST

This Statement of Additional Information relates to the Fund. The Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated November 6, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest. All consideration received by the Trust for shares of the Fund and all assets of the Fund belong to the Fund and would be subject to liabilities related thereto. No investment in shares of the Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses.

Voting Rights

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

               ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES
                                  AND POLICIES

The Fund seeks long-term capital growth. This investment objective is fundamental and cannot be changed without the consent of shareholders. Current income is incidental to the Fund's objective.

The Fund is considered a "non-diversified" investment company, and may invest in fewer companies than diversified investment companies that spread their investments among many companies. The Fund will normally be as fully invested as practicable (at least 65% of its assets) in common stocks of

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emerging technology issuers that the Adviser considers to be best positioned to experience above-average growth and/or become market leaders in the "emerging" (or fastest growing) segments of the technology sector. As secondary strategies, the Fund may also invest in warrants and rights to purchase common stocks, debt securities and preferred stocks convertible into common stocks, ADRs, purchase put and call options and write covered call options on fixed income and equity securities, enter into futures contracts (including index futures contracts), purchase options on futures contracts, lend its securities and sell securities short. It may also invest in money market securities for liquidity purposes.

Emerging technology companies operate in industries that the Adviser believes have the potential to develop or are expected to benefit from new technology or significant improvements or enhancements to existing technology. Current examples of emerging technology companies include those developing, producing or distributing products or services related to computer networking, fiber optics and photonics, data storage, bandwidth enhancement, wireless and other communications technology, and combinations of high-speed voice, video and data transfer. There is, however, no guarantee that these types of companies will be the focus of future Fund investments given the speed of technological development. While the Fund has no current intention to invest in initial public offerings ("IPOs"), and investing in IPOs is not part of the Fund's principal investment strategies, the Fund may buy certain IPOs if they are consistent with the Fund's investment policies.

The Adviser generally does not base stock selection on the size of companies and "emerging" technology companies with the greatest potential for growth may have small to medium market capitalizations.

In General

The Fund will invest primarily (at least 65% of its assets) in the securities described in the prospectus. The Fund will purchase securities that the Adviser believes have strong earnings potential and reasonable market valuations relative to the market as a whole and common stocks of companies in the same respective industry classifications. The Fund will purchase only those securities that are traded in the United States on registered exchanges or the over-the-counter market.

In addition to the Fund's principal investments, the Fund may also invest in other securities which are not part of its principal investment strategy, consistent with the Fund's investment objective.

The Fund may invest in debt securities rated AAA by Standard & Poor's Corporation ("S&P"). Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest.

Under normal conditions, the Fund may hold up to 15% of its total assets in cash and investments in the money market instruments described below in order to maintain liquidity or if the Adviser determines

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that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase.

The Adviser will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees.

The Fund will not invest more than 15% of its net assets in illiquid securities.

For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Fund may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings & loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at least A-1 by S&P or Prime-1 by Moody's Investors Service, Inc.; repurchase agreements involving the foregoing securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments) and in cash.

For a description of certain permitted investments, see "Description of Permitted Investments" in this Statement of Additional Information. For a description of ratings, see the Appendix in this Statement of Additional Information.

                      DESCRIPTION OF PERMITTED INVESTMENTS

The following policies regarding Fund investments supplement those set forth in the prospectus and contain more detailed information about types of instruments in which the Fund may invest, strategies the Adviser may employ in pursuit of the Fund's investment objective, and a summary of related risks. Each of these investments and strategies represent secondary or "non-principal" investments and strategies and are not part of the Fund's principal investment strategy. Currently, the Fund expects to be fully invested in common stocks, but may purchase other securities, such as money market securities, for cash management purposes or when investing for temporary defensive purposes. The Adviser may not buy all or any of these instruments or use all or any these techniques unless it believes that doing so will help the Fund achieve its goal.

American Depositary Receipts ("ADRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Bankers' Acceptance

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificates of Deposit

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial Paper

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Futures and Options on Futures

As consistent with the Fund's investment objectives, the Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), either for "bona fide hedging purposes" (as defined by the CFTC), or for non-hedging purposes to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's net assets.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying securities, or securities represented by an index, are permitted investments of the Fund.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, liquid assets in an amount at least equal in value to such obligations.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.

Investment Company Shares

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

It is the position of the staff of the Securities and Exchange Commission ("SEC") that certain non-governmental issuers of collateralized mortgage obligations ("CMOs") constitute investment companies pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

Options

Put and call options for various securities and indices are traded on national securities exchanges. As consistent with the Fund's investment objectives, options may be used by the Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes, but also may be used for other purposes consistent with the Fund's investment objectives.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although the Fund may engage in option transactions as hedging transactions and for other purposes consistent with its investment objectives, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Insofar as the Fund writes call options, it will write only covered call options.

Repurchase Agreements

Repurchase Agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

Securities of Foreign Issuers

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Securities of Small- and Mid-Capitalization Issuers

The Fund may invest, in common stocks of U.S. companies with small to medium market capitalizations. Investing in smaller capitalization companies involves greater risk than is customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Short Sales

As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

Time Deposits

Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. Government Agency Obligations

These include obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Government Direct Obligations

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

Warrants and Rights

Warrants and rights are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants and rights do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant or right ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants and rights more speculative than other types of investments.

                             INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund that cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities.

2. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; technology companies will be divided according to their respective product lines and services; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

Non-Fundamental Policies

The following investment policies are non-fundamental policies of the Fund and may be changed by the Fund's Board of Trustees.

The Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

2. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

To meet federal tax requirements for qualification as a "regulated investment company," at the close of each quarter of its taxable year, the Fund will (a) limit its investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets; and (b) with respect to 50% of its total assets, limit its investment in the securities of any issuer to 5% of the Fund's total assets and will not purchase more than 10% of the outstanding voting securities of any one issuer.

                                   THE ADVISER

Oak Associates, ltd. (the "Adviser") is a professional investment management firm and registered investment adviser formed in December 1995 by James D. Oelschlager to continue the business of Oak Associates, a sole proprietorship founded in 1985. As of November 1, 2000, the Adviser had discretionary management authority with respect to approximately $30 billion of assets under management. The principal business address of the Adviser is 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Adviser serves as the investment adviser for the Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. In addition to advising the Fund, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% of the average daily net assets of the Fund. The Adviser has contractually agreed for a period of one year from the date of the prospectus to waive all or a portion of its fee for the Fund and to reimburse expenses of the Fund in order to limit the Fund's total operating expenses to an annual rate of not more than 1.00% of average daily net assets. The Adviser may renew the contractual fee waiver for subsequent periods. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Fund.

James D. Oelschlager, President of the Adviser and its predecessor since 1985, co-manages the Fund with Thomas H. Hipp. Mr. Hipp has served as an Equity Research Analyst for the Adviser since 1993.

The continuance of the Advisory Agreement as to the Fund must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

                                THE ADMINISTRATOR

The Administrator, SEI Investments Mutual Fund Services, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the other mutual funds including, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., FirstOmaha Funds, Friends Ivory Funds, HighMark Funds, Huntington Funds, HuntingtonVA Funds, iShares Inc., iShareTrust, JohnsonFamily Funds Inc., Millennium Funds, The Nevis Fund, Inc., The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn
Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust,
SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, The Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of 0.15% on the first $250 million of average daily net assets; 0.12% on the next $200 million; 0.10% on the next $200 million; and 0.08%Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Trust and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Fund.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.


                               THE TRANSFER AGENT

DST Systems, Inc., Kansas City, Missouri, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

                                  THE CUSTODIAN

First Union Bank, N.A., Philadelphia, Pennsylvania, acts as the custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, serves as counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trust pays the fees for unaffiliated Trustees.

JAMES D. OELSCHLAGER (DOB 10/03/42)-- Trustee*-- Managing Member, President, CIO and Founder of Oak Associates, ltd. since 1985. Assistant Treasurer and Director of Investment Management of Firestone Tire and Rubber, 1969-1985.

JOHN G. STIMPSON (DOB 03/17/42)-- Trustee**-- Retired since 1993. Board of Directors, Morgan Stanley Trust Company, 1988-1993. Director of International Equity Sales, and Equity Sales Manager, Salomon Brothers (New York), 1985-1993. Director London Office, Salomon Brothers International (London, England), 1972-1985. Institutional Equity RR, duPont Glore Forgan, 1968-1972.

J. JOHN CANON (DOB 01/19/35)-- Trustee**-- Member of Board, Proconex since 1985. President, and Chairman of the Board, Synergistic Partners, Inc., 1974-1999. Application, Engineering and Sales, Fisher Controls Company, 1961-1974 and Carrier Corporation, 1957-1961.

STANFORD N. PHELPS (DOB 06/15/34)-- Trustee**-- Chairman, Clear Springs Land Company LLC since 1999. Chairman, S.N. Phelps Realty LLC since 1994. Chairman, Wyatt Energy, Inc. since 1994. Chairman, Commonwealth Oil Refining Company since 1984. Chairman, Realmark Holdings since 1983. Chairman, S.N. Phelps & Co. since 1986. President & CIO, U.S. Life Advisors and U.S. Life Income Fund, 1972-1974. Head of Bond Department, Drexel, Harriman & Ripley, 1970-1972. Head of Bond Sales, F.S. Smithers & Co., 1967-1970. Head of Restructuring/Workout, Citibank, N.A., 1960-1966.

WILLIAM E. WHITE (DOB 03/09/65)-- President-- Mutual Fund Product Manager of Oak Associates, ltd., the Adviser, since 1997. Account Director, SEI Investments, 1994-1997. Lieutenant, United States Navy, 1987-1994.

ROBERT J. DELLACROCE (DOB 12/17/63) -- Controller and Chief Financial Officer -- Director, Funds Administration and Accounting of the Administrator since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Vice President and Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998-
2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary -- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate at Richter, Miller & Finn, 1994-1997.

RICHARD W. GRANT (DOB 10/25/45) -- Assistant Secretary -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) -- Secretary -- 1701 Market Street, Philadelphia, PA 19103, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

JOHN M. FORD (DOB 09/11/69) -- Assistant Secretary -- 1800 M Street, NW, Washington, DC 20036, Associate since 1998, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

SANDRA H. NOLL (DOB 02/29/64) -- Vice President and Assistant Secretary -- Portfolio Analysis, Compliance Officer, Certified Public Accountant of Oak Associates, ltd. since 1994. Certified Public Accountant at Lomax, Soful & Foster, Inc., 1990-1994.

LESLIE MANNA (DOB 03/03/62) -- Vice President and Assistant Secretary -- Mutual Fund Coordinator, Oak Associates, ltd. since 1997. Employee of Oak Associates, ltd. 1995-1997. Office Manager of Saltz, Shamis & Goldfarb, 1992-1995.

HEATHER MADDEN (DOB 07/31/74) -- Vice President and Assistant Secretary -- Mutual Fund Coordinator, Oak Associates, ltd. since 1998. Employee of Oak Associates, ltd. 1996-1998.

* Mr. Oelschlager is a Trustee who is an "interested" person of the Fund as that term is defined in the 1940 Act.

** Messrs. Stimpson, Canon and Phelps serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

------------------------------------------------------------------------------------------------------
 Name of Person and        Estimated         Pension or      Estimated              Estimated
 Position               Aggregate to be      Retirement       Annual           Total Compensation
                         Compensation*        Benefits     Benefits Upon        from the Fund and
                       paid by the Fund      Accrued as      Retirement      Fund Complex to be Paid
                         for the most       Part of Fund                       to Trustees for the
                         recent fiscal        Expenses                         most recent fiscal
                           year end                                                  year end
------------------------------------------------------------------------------------------------------
JAMES D. OELSCHLAGER         $0                 N/A            N/A                      $0 for
                                                                                services on 1 board
------------------------------------------------------------------------------------------------------
JOHN G. STIMPSON           $4,000               N/A            N/A                  $4,000 for
                                                                                services on 1 board
------------------------------------------------------------------------------------------------------
J. JOHN CANON              $4,000               N/A            N/A                  $4,000 for
                                                                                services on 1 board
------------------------------------------------------------------------------------------------------
 STANFORD N. PHELPS        $4,000               N/A            N/A                  $4,000 for
                                                                                services on 1 board
------------------------------------------------------------------------------------------------------


*   The Trust is the only investment company in the "Fund Complex."

                           CALCULATION OF TOTAL RETURN

From time to time the Trust may advertise total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance.

The total return of the Fund refers to the average annual compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

                                PURCHASING SHARES

Purchases may be made through the Transfer Agent on any day the New York Stock Exchange is open for business. Shares of the Fund are offered on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                                REDEEMING SHARES

Redemptions may be made through the Transfer Agent on any day the New York Stock Exchange is open for business. Shares of the Fund are offered on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for the period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. However, the service may also use a matrix system to determine valuations of certain securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                      TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax Treatment of Dividends and Distributions

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualifications as a Regulated Investment Company

The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or business.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Funds ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Fund Distributions

Distributions of investment company taxable income will be taxable to the shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each year.

A Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, a Fund will pay federal income tax thereon.

If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Sale or Exchange of Fund Shares

Redemptions and exchanges of shares of the Fund are taxable transactions for federal and state income tax purposes. Generally, any gain or loss on the sale or exchange of a share will be capital gain or loss that will be long-term if the share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains) the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

Federal Excise Tax

If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

                                FUND TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Fund. The Fund will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer the Fund best price and execution or other services which are of benefit to the Fund.

The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Fund.

It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, (the "1934 Act") and rules promulgated by the SEC. The Distributor is not an affiliate of the Fund, but falls under the definition of "affiliated broker" of the Fund for purposes of Item 16 of Form N-1A under the 1933 Act. Under the 1940 Act and the 1934 Act, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Because the Fund does not market their shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

                              DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                              SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


                                 CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

                                    APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualities as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by S&P and Moody's, respectively.

A-1 - This is S&P's highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

PRIME-1 - Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 - Issuers rated Prime-2 (or supporting institutions) by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS:

(a) Registrant's Agreement and Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the Securities and Exchange Commission ("SEC") on December 12, 1997.
(b) (1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 12, 1997. (2) Amended By-Laws are incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.
(c)           Not Applicable.
(d) (1) Investment Advisory Agreement between Registrant and Oak Associates, ltd. (The "Adviser") with respect to White Oak Growth Stock Portfolio and Pin Oak Aggressive Stock Portfolio is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 24, 1998.
              (2) Schedule A to the Investment Advisory Agreement between Oak Associates Funds and the Adviser is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 24, 1998.
              (3) Contractual Fee Waiver Agreement between the Registrant and the Adviser is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on February 23, 2000.
              (4) Contractual Fee Waiver Agreement between the Registrant and the Adviser, relating to the Black Oak Emerging Technology Fund is incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.
              (5) AMENDED SCHEDULE A TO THE INVSTMENT ADVISORY AGREEMENT IS
                  FILED HEREWITH.
(e) AMENDED AND RESTATED DISTRIBUTION AGREEMENT BETWEEN REGISTRANT AND SEI INVESTMENTS DISTRIBUTION COMPANY IS FILED HEREWITH.
(f)           Not Applicable.
(g) Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 29, 1998.
(h)           (1)  Administration Agreement between Registrant and SEI Financial
                   Fund Resources, including schedules relating to the White Oak Growth Stock Portfolio and Pin Oak Aggressive Stock Portfolio is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 24, 1998.
              (2) Transfer Agency Agreement between Registrant and DST Systems, Inc. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on February 26, 1999.
              (3) Sub-Transfer Agency Agreement between the Registrant and Norwest Bank Minnesota, N.A. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 24, 1998.

              (4) Schedule A to the Administration Agreement between the Registrant and SEI Fund Resources is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 24, 1998.
              (5) Services Agreement between the Registrant and Neuberger Berman Management Inc. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on February 23, 2000.
              (6) Services Agreement between National City Corporation, Registrant and the Adviser is incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.
              (7) Expediter Mutual Fund Service Agreement between SunGard Investment Products Inc., Registrant and the Adviser is incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.
              (8) AMENDED SCHEDULE A TO THE ADMINISTRATION AGREEMENT IS FILED HEREWITH.
(I)           OPINION AND CONSENT OF COUNSEL IS FILED HEREWITH.
(j)           Not applicable.
(k)           Not Applicable.
(l)           Not Applicable.
(m) Form of Distribution Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 12, 1997.
(n)           Not Applicable.
(o)           Not Applicable.
(p) (1) Registrant's Code of Ethics is incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.
              (2) Adviser's Code of Ethics is incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.
              (3) The Code of Ethics for SEI Investment Company was filed as Exhibit (p)(4) with SEI Daily Income Trust Post-Effective Amendment No. 42 on Form N-1A (File No. 02-77048) filed with the SEC on May 30, 2000.

(q)           Powers of Attorney for James D. Oelschlager, John G. Stimpson, J.
              John Canon, Stanford N. Phelps, William E. White and Robert J. DellaCroce are incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     See the Statement of Additional Information regarding the control relationships of Oak Associates Funds (the "Trust"). SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Mutual Funds Services ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

ITEM 25.  INDEMNIFICATION:

              Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

              Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

OAK ASSOCIATES, LTD.
Oak Associates, ltd. is the investment adviser for the White Oak Growth Stock Fund, the Pin Oak Aggressive Stock Fund, the Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund. The principal address of Oak Associates, ltd. is 3875 Embassy Parkway, Suite 250, Akron, OH 44333.


The list required by this Item 28 of general partners of Oak Associates, ltd., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Oak Associates under the Advisers Act of 1940 (SEC File No. 801-23632).

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                               July 15, 1982
         SEI Liquid Asset Trust                               November 29, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987
         SEI Institutional International Trust                August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         The Pillar Funds                                     February 28, 1992
         CUFUND                                               May 1, 1992
         STI Classic Funds                                    May 29, 1992
         First American Funds, Inc.                           November 1, 1992
         First American Investment Funds, Inc.                November 1, 1992
         The Arbor Fund                                       January 28, 1993
         The PBHG Funds, Inc.                                 July 16, 1993
         The Achievement Funds Trust                          December 27, 1994
         Bishop Street Funds                                  January 27, 1995
         STI Classic Variable Trust                           August 18, 1995
         ARK Funds                                            November 1, 1995
         Huntington Funds                                     January 11, 1996
         SEI Asset Allocation Trust                           April 1, 1996
         TIP Funds                                            April 28, 1996
         SEI Institutional Investments Trust                  June 14, 1996
         First American Strategy Funds, Inc.                  October 1, 1996
         HighMark Funds                                       February 15, 1997
         Armada Funds                                         March 8, 1997
         PBHG Insurance Series Fund, Inc.                     April 1, 1997
         The Expedition Funds                                 June 9, 1997
         Alpha Select Funds                                   January 1, 1998
         Oak Associates Funds                                 February 27, 1998
         The Nevis Fund, Inc.                                 June 29, 1998
         CNI Charter Funds                                    April 1, 1999
         The Armada Advantage Fund                            May 1, 1999
         Amerindo Funds Inc.                                  July 13, 1999
         Huntington VA Funds                                  October 15, 1999
         Friends Ivory Funds                                  December 16, 1999
         SEI Insurance Products Trust                         March 29, 2000
         Pitcairn Funds                                       August 1, 2000
         First Omaha Funds, Inc.                              October 1, 2000
         JohnsonFamily Funds, Inc.                            November 1, 2000
         Millennium Funds                                     November 1, 2000

              The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       -------------------                                          ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                               --
Leo J. Dolan, Jr.          Senior Vice President                                                 --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Hartland J.
   McKeown                 Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
S. Courtney E.
   Collier                 Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                                  --
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine M.
  McCullough               Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Cynthia M. Parrish         Vice President & Secretary                                            --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President                                                        --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's Custodian:

                  First Union National Bank
                  Broad & Chestnut Streets
                  P.O. Box 7618
                  Philadelphia, PA 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:

                  SEI Investments Mutual Funds Services
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
         (f), the required books and records are maintained at the offices of the Registrant's Advisors:

                  Oak Associates, ltd.
                  3875 Embassy Parkway
                  Suite 250
                  Akron, OH 44333-8334


ITEM 29.  MANAGEMENT SERVICES: None.
ITEM 30.  UNDERTAKINGS: None

                                     NOTICE


         A copy of the Agreement and Declaration of Trust for Oak Associates Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 7 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of November, 2000.

                                                            OAK ASSOCIATES FUNDS

                                                     By:            *
                                                        ------------------------
                                                     William E. White, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

               *                          Trustee              November 30, 2000
-------------------------------
James D. Oelschlager

               *                          Trustee              November 30, 2000
-------------------------------
John G. Stimpson

               *                          Trustee              November 30, 2000
-------------------------------
J. John Canon

               *                          Trustee              November 30, 2000
-------------------------------
Stanford N. Phelps

               *
-------------------------------           President            November 30, 2000
William E. White

/s/ Robert J. DellaCroce
-------------------------------           Controller & Chief   November 30, 2000
Robert J. DellaCroce                      Financial Officer

*By:     /s/ Todd Cipperman
         ----------------------
         Todd Cipperman
         Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBITS:

EX-99.A           Registrant's Agreement and Declaration of Trust is
                  incorporated herein by reference to Registrant's Registration
                  Statement on Form N-1A (File No. 333-42115) filed with the
                  Securities and Exchange Commission ("SEC") on December 12,
                  1997.
EX-99.B(1)        Registrant's By-Laws are incorporated herein by reference to
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-42115) filed with the SEC on December 12, 1997.
EX-99.B(2)        Amended By-Laws are incorporated by reference to Registrant's
                  Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.
EX-99.C           Not Applicable.
EX-99.D(1)        Investment Advisory Agreement between Registrant and Oak
                  Associates, ltd. (The "Adviser") with respect to White Oak
                  Growth Stock Portfolio and Pin Oak Aggressive Stock Portfolio
                  is incorporated herein by reference to Registrant's
                  Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 24, 1998.
EX-99.D(2)        Schedule A to the Investment Advisory Agreement between Oak
                  Associates Funds and the Adviser is incorporated herein by reference to Registrant's Registration Statement on Form N-1A
                  (File No. 333-42115) filed with the SEC on September 24, 1998.
EX-99.D(3)        Contractual Fee Waiver Agreement between the Registrant and the Adviser is incorporated herein by reference to
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-42115) filed with the SEC on February 23, 2000.
EX-99.D(4)        Contractual Fee Waiver Agreement between the Registrant and the Adviser, relating to the Black Oak Emerging Technology
                  Fund is incorporated by reference to Registrant's Registration
                  Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.

EX-99.D(5)        AMENDED SCHEDULE A TO THE INVESTMENT ADVISORY AGREEMENT IS
                  FILED HEREWITH.
EX-99.E           AMENDED AND RESTATED DISTRIBUTION AGREEMENT BETWEEN REGISTRANT
                  AND SEI INVESTMENTS DISTRIBUTION COMPANY IS FILED HEREWITH.
EX-99.F           Not Applicable.
EX-99.G           Custodian Agreement between Registrant and CoreStates Bank
                  N.A. is incorporated herein by reference to Registrant's
                  Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on December 29, 1998.
EX-99.H(1)        Administration Agreement between Registrant and SEI Financial
                  Fund Resources, including schedules relating to the White Oak
                  Growth Stock Portfolio and Pin Oak Aggressive Stock Portfolio
                  incorporated herein by reference to Registrant's Registration
                  Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 24, 1998.
EX-99.H(2)        Transfer Agency Agreement between Registrant and DST Systems,
                  Inc. incorporated herein by reference to Registrant's
                  Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on February 26, 1999.
EX-99.H(3)        Sub-Transfer Agency Agreement between the Registrant and
                  Norwest Bank Minnesota, N.A. is incorporated herein by
                  reference to Registrant's Registration Statement on Form N-1A
                  (File No. 333-42115) filed with the SEC on September 24, 1998.
EX-99.H(4)        Schedule A to the Administration Agreement between the
                  Registrant and SEI Fund Resources is incorporated herein by reference to Registrant's Registration Statement on Form N-1A
                  (File No.
                  333-42115) filed with the SEC on September 24, 1998.
EX-99.H(5)        Services Agreement between the Registrant and Neuberger Berman
                  Management Inc. is incorporated herein by reference to
                  Registrant's Registration Statement on Form N-1A (File
                  No.333-42115) filed with the SEC on February 23, 2000.
EX-99.H(6)        Services Agreement between National City Corporation,
                  Registrant and the Adviser is incorporated by reference to
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-42115) filed with the SEC on September 15, 2000.
EX-99.H(7)        Expediter Mutual Fund Service Agreement between SunGard
                  Investment Products Inc., Registrant and the Adviser is
                  incorporated by reference to Registrant's Registration
                  Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.
EX-99.H(8)        AMENDED SCHEDULE A TO THE ADMINISTRATION AGREEMENT IS FILED
                  HEREWITH.
EX-99.I           OPINION AND CONSENT OF COUNSEL IS FILED HEREWITH.
EX-99.J           Not Applicable.
EX-99.K           Not Applicable.
EX-99.L           Not Applicable.
EX-99.M           Form of Distribution Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No.
                  333-42115) filed with the SEC on December 12, 1997.
EX-99.N           Not Applicable.
EX-99.O           Not Applicable.
EX-99.P(1)        Registrant's Code of Ethics is incorporated by reference to
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-42115) filed with the SEC on September 15, 2000.
EX-99.P(2)        Adviser's Code of Ethics is incorporated by reference to
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-42115) filed with the SEC on September 15, 2000.
EX-99.P(3)        Code of Ethics for SEI Investment Company Code of Ethics was
                  filed as Exhibit (p)(4) with SEI Daily Income Trust
                  Post-Effective Amendment No. 42 on Form N-1A (File No.
                  02-77048) filed with the SEC on May 30, 2000.
EX-99.Q           Powers of Attorney for James D. Oelschlager, John G. Stimpson,
                  J. John Canon, Stanford N. Phelps, William E. White and Robert
                  J. DellaCroce are incorporated by reference to Registrant's
                  Registration Statement on Form N-1A (File No. 333-42115) filed with the SEC on September 15, 2000.